Components of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components Of Income Tax Expense Benefit [Line Items]
Current	$ 38,729	$ 6,463	$ 7,286
Deferred	30,260	15,998	20,260
Total income tax expense	$ 68,989	$ 22,461	$ 27,546